Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other non-current liabilities [Abstract]
Other non-current liabilities
Other non-current liabilities are comprised of the following:

(In US$ millions)	December 31, 2012	December 31, 2011

Accrued pension liabilities	55	43
Deferred mobilization revenues – long-term portion	225	130
Other non-current liabilities	8	15
Total other non-current liabilities	288	188